Basic and Diluted Earnings Per Share (Detail)	2 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jan. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental shares assumed issued on exercise of in the money	388,263	585,344	493,905	652,548	633,625	722,170	670,853	346,744
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental shares assumed issued on exercise of in the money							156,202	82,798
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental shares assumed issued on exercise of in the money							514,651	263,947